UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 56.8%
AUSTRALIA 2.6%
ELECTRIC—REGULATED ELECTRIC 0.2%
Spark Infrastructure Group(a)	132,495	$235,185

MATERIALS—METALS & MINING 0.1%
South32 Ltd. (GBP)(a)	116,829	221,498

REAL ESTATE 1.9%
DIVERSIFIED 0.7%
Dexus Property Group(a)	107,857	758,080
Ingenia Communities Group(a)	186,312	400,362
		1,158,442
RETAIL 0.9%
Scentre Group(a)	110,083	397,420
Vicinity Centres(a)	425,104	1,036,728
		1,434,148
SELF STORAGE 0.3%
National Storage REIT(a)	317,396	391,290
TOTAL REAL ESTATE		2,983,880

TOLL ROADS 0.4%
Transurban Group(a)	70,612	617,100
TOTAL AUSTRALIA		4,057,663

AUSTRIA 0.1%
REAL ESTATE—DIVERSIFIED
BUWOG AG(a),(b)	5,240	141,753

BRAZIL 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS
BRF SA, ADR (USD)	34,400	586,864

CANADA 4.1%
ENERGY—OIL & GAS 0.4%
Suncor Energy	22,164	615,277

MATERIALS 1.4%
CHEMICALS 0.6%
Agrium (USD)	4,300	389,967
Potash Corp. of Saskatchewan (USD)	32,100	523,872
		913,839
METALS & MINING 0.8%
Barrick Gold Corp. (USD)	17,718	313,963

	Number of Shares	Value
Goldcorp (USD)	50,023	$826,380
Lundin Mining Corp.(b)	32,900	130,151
		1,270,494
TOTAL MATERIALS		2,184,333

PIPELINES—C-CORP 1.3%
Enbridge	14,918	655,644
Keyera Corp.	14,861	480,509
TransCanada Corp.	20,649	980,707
		2,116,860
REAL ESTATE 1.0%
DIVERSIFIED 0.5%
Pure Industrial Real Estate Trust	201,022	844,264

OFFICE 0.3%
Allied Properties REIT	16,764	481,472

RETAIL 0.2%
Smart Real Estate Investment Trust	9,622	259,261
TOTAL REAL ESTATE		1,584,997
TOTAL CANADA		6,501,467

CHINA 0.3%
AIRPORTS 0.1%
Beijing Capital International Airport Co., Ltd., Class H (HKD)(a)	164,000	186,948

TOLL ROADS 0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	166,000	230,363
TOTAL CHINA		417,311

FRANCE 1.9%
ENERGY—OIL & GAS 0.8%
Total SA(a)	26,970	1,282,708

RAILWAYS 0.2%
Groupe Eurotunnel SE(a)	28,933	313,414

REAL ESTATE—RETAIL 0.9%
Klepierre(a)	32,374	1,486,061
TOTAL FRANCE		3,082,183

	Number of Shares	Value
GERMANY 1.1%
REAL ESTATE
DIVERSIFIED 0.6%
ADO Properties SA, 144A(a),(c)	23,275	$931,222

OFFICE 0.2%
Alstria Office REIT AG(a),(b)	28,201	387,316

RESIDENTIAL 0.3%
Deutsche Wohnen AG(a)	11,530	419,554
TOTAL GERMANY		1,738,092

HONG KONG 2.3%
CONSUMER STAPLES—FOOD 0.2%
WH Group Ltd. (Cayman Islands), 144A(a),(c)	469,000	379,066

ELECTRIC—REGULATED ELECTRIC 0.3%
Power Assets Holdings Ltd.(a)	45,500	445,248

ENERGY—OIL & GAS 0.1%
CNOOC Ltd.(a)	120,200	151,634

REAL ESTATE 1.7%
DIVERSIFIED 1.4%
Cheung Kong Property Holdings Ltd.(a)	78,500	577,434
Hang Lung Properties Ltd.(a)	82,000	186,004
Sun Hung Kai Properties Ltd.(a)	42,000	638,516
Wharf Holdings Ltd.\The(a)	119,000	873,052
		2,275,006
RETAIL 0.3%
Link REIT(a)	52,500	387,559
TOTAL REAL ESTATE		2,662,565
TOTAL HONG KONG		3,638,513

INDIA 0.2%
ENERGY—OIL & GAS
Reliance Industries Ltd., 144A (USD)(c)	7,300	239,440

ITALY 0.9%
COMMUNICATIONS—TOWERS 0.3%
Ei Towers S.p.A.(a),(b)	7,614	401,021

ENERGY—OIL & GAS 0.2%
Eni S.p.A.(a)	27,400	394,842

GAS DISTRIBUTION 0.4%
Snam S.p.A.(a)	120,077	665,810
TOTAL ITALY		1,461,673

	Number of Shares	Value
JAPAN 4.1%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.(a)	13,292	$321,100

INDUSTRIAL—MACHINERY 0.6%
Kubota Corp.(a)	61,845	936,056

MATERIALS—METALS & MINING 0.4%
JFE Holdings(a)	17,000	248,514
Nippon Steel & Sumitomo Metal Corp.(a)	16,700	342,690
		591,204
RAILWAYS 0.1%
West Japan Railway Co.(a)	4,100	254,340

REAL ESTATE 2.8%
DIVERSIFIED 2.1%
Activia Properties(a)	74	393,507
Invincible Investment Corp.(a)	322	180,183
Mitsubishi Estate Co., Ltd.(a)	39,000	731,896
Mitsui Fudosan Co., Ltd.(a)	31,000	659,506
Mori Hills REIT Investment Corp.(a)	254	380,174
Orix JREIT(a)	123	215,992
Tokyo Tatemono Co., Ltd.(a)	67,600	813,172
		3,374,430
OFFICE 0.4%
Nippon Building Fund(a)	92	582,898

RETAIL 0.3%
Japan Retail Fund Investment Corp.(a)	209	515,471
TOTAL REAL ESTATE		4,472,799
TOTAL JAPAN		6,575,499

JERSEY 0.5%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)(a),(b)	313,400	858,143

LUXEMBOURG 0.2%
MATERIALS—METALS & MINING
ArcelorMittal SA(a),(b)	56,229	342,904

MEXICO 0.3%
TOLL ROADS
OHL Mexico SAB de CV(b)	217,351	288,423

	Number of Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	14,854	$159,910
TOTAL MEXICO		448,333

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.(a)	72,490	388,533

NORWAY 0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
Marine Harvest ASA(a)	34,870	625,500

MATERIALS—CHEMICALS 0.1%
Yara International ASA(a)	7,200	239,926
TOTAL NORWAY		865,426

RUSSIA 0.4%
ENERGY—OIL & GAS 0.2%
Gazprom OAO, ADR(a)	59,736	251,804
Lukoil PJSC, ADR (USD)(a)	2,300	112,154
		363,958
MATERIALS—METALS & MINING 0.2%
MMC Norilsk Nickel PJSC, ADR (USD)(a)	14,000	223,764
TOTAL RUSSIA		587,722

SINGAPORE 0.4%
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Golden Agri-Resources Ltd.(a)	308,900	80,768
Wilmar International Ltd.(a)	104,200	247,390
		328,158
REAL ESTATE 0.2%
DIVERSIFIED 0.2%
Keppel DC REIT(a)	346,100	309,457

HEALTH CARE 0.0%
Parkway Life Real Estate Investment Trust	36,100	68,827
TOTAL REAL ESTATE		378,284
TOTAL SINGAPORE		706,442

SOUTH KOREA 0.4%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.(a)	500	219,386
POSCO(a)	1,600	331,630
TOTAL SOUTH KOREA		551,016

	Number of Shares	Value
SPAIN 0.6%
GAS DISTRIBUTION 0.4%
Enagas SA(a)	19,392	$583,355

REAL ESTATE—DIVERSIFIED 0.2%
Hispania Activos Inmobiliarios SA(a)	30,367	407,319
TOTAL SPAIN		990,674

SWEDEN 0.2%
MATERIALS—METALS & MINING
Boliden AB(a)	15,400	361,972

SWITZERLAND 0.8%
AIRPORTS 0.3%
Flughafen Zuerich AG(a)	2,296	448,854

MATERIALS—CHEMICALS 0.5%
Syngenta AG(a),(b)	1,928	844,499
TOTAL SWITZERLAND		1,293,353

UNITED KINGDOM 5.9%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.3%
Associated British Foods PLC(a)	13,662	460,338

ELECTRIC—REGULATED ELECTRIC 0.5%
National Grid PLC(a)	61,609	870,092

ENERGY 1.9%
INTEGRATED OIL & GAS 0.8%
Royal Dutch Shell PLC(a)	51,391	1,332,346

OIL & GAS 1.1%
BP PLC(a)	291,457	1,698,826
TOTAL ENERGY		3,031,172

MATERIALS—METALS & MINING 1.1%
Anglo American PLC(a),(b)	32,700	407,795
BHP Billiton PLC(a)	89,347	1,343,649
		1,751,444
REAL ESTATE 1.7%
DIVERSIFIED 0.4%
Hammerson PLC(a)	87,438	665,469

HEALTH CARE 0.4%
Assura PLC	815,690	616,380

	Number of Shares	Value
INDUSTRIALS 0.3%
Segro PLC(a)	65,914	$387,250

RESIDENTIAL 0.1%
UNITE Group PLC/The(a)	25,737	211,516

SELF STORAGE 0.5%
Big Yellow Group PLC(a)	45,039	454,346
Safestore Holdings Ltd. (USD)(a)	81,340	405,152
		859,498
TOTAL REAL ESTATE		2,740,113

WATER—WATER UTILITIES 0.4%
United Utilities Group PLC(a)	42,894	557,139
TOTAL UNITED KINGDOM		9,410,298

UNITED STATES 28.4%
COMMUNICATIONS—TOWERS 1.2%
American Tower Corp.	7,960	902,107
Crown Castle International Corp.	9,326	878,602
SBA Communications Corp., Class A(b)	1,692	189,775
		1,970,484
CONSUMER—NON-CYCLICAL 1.7%
AGRICULTURE 0.6%
Archer-Daniels-Midland Co.	12,300	518,691
Bunge Ltd.	6,920	409,872
		928,563
FOOD PRODUCTS 1.1%
AdvancePierre Foods Holdings	11,608	319,916
Ingredion	3,200	425,792
Tyson Foods, Class A	14,500	1,082,715
		1,828,423
TOTAL CONSUMER—NON-CYCLICAL		2,756,986

DIVERSIFIED 0.2%
Macquarie Infrastructure Co. LLC	4,564	379,907

ELECTRIC 1.5%
INTEGRATED ELECTRIC 0.5%
8Point3 Energy Partners LP	5,300	76,320
NextEra Energy	3,205	392,036

	Number of Shares	Value
Pattern Energy Group	14,516	$326,465
		794,821
REGULATED ELECTRIC 1.0%
CMS Energy Corp.	6,830	286,928
Edison International	2,580	186,405
PG&E Corp.	12,973	793,558
WEC Energy Group	4,495	269,161
		1,536,052
TOTAL ELECTRIC		2,330,873

ENERGY 1.8%
OIL & GAS 1.5%
Anadarko Petroleum Corp.	12,975	822,096
Antero Resources Corp.(b)	5,100	137,445
Apache Corp.	6,300	402,381
Chevron Corp.	2,600	267,592
Pioneer Natural Resources Co.	2,900	538,385
Rice Energy(b)	5,200	135,772
		2,303,671
OIL & GAS SERVICES 0.3%
Baker Hughes	10,100	509,747
TOTAL ENERGY		2,813,418

GAS DISTRIBUTION 0.8%
Atmos Energy Corp.	6,591	490,832
Sempra Energy	6,463	692,769
		1,183,601
GOLD 3.4%
iShares Gold Trust ETF(b)	425,100	5,394,519

MATERIALS 1.4%
CHEMICALS 1.2%
CF Industries Holdings	9,100	221,585
Monsanto Co.	13,400	1,369,480
Mosaic Co. (The)	13,500	330,210
		1,921,275
METALS & MINING 0.2%
Alcoa	24,300	246,402

	Number of Shares	Value
Stillwater Mining Co.(b)	8,500	$113,560
		359,962
TOTAL MATERIALS		2,281,237

PIPELINES 3.0%
PIPELINES—C-CORP 2.2%
Cheniere Energy(b)	15,060	656,616
Kinder Morgan	52,923	1,224,109
SemGroup Corp., Class A	10,995	388,783
Targa Resources Corp.	10,115	496,748
Williams Cos. (The)	25,073	770,493
		3,536,749
PIPELINES—MLP 0.8%
Buckeye Partners LP	4,721	338,024
Noble Midstream Partners LP(b)	23,588	658,105
Rice Midstream Partners LP	9,659	234,327
		1,230,456
TOTAL PIPELINES		4,767,205

RAILWAYS 0.3%
CSX Corp.	7,214	220,027
Union Pacific Corp.	2,120	206,764
TOTAL RAILWAYS		426,791

REAL ESTATE 12.8%
HEALTH CARE 1.1%
HCP	30,694	1,164,837
Healthcare Trust of America, Class A	11,586	377,935
Omega Healthcare Investors	5,479	194,231
		1,737,003
HOTEL 0.6%
Hilton Worldwide Holdings	20,473	469,446
Pebblebrook Hotel Trust	10,053	267,410
Sunstone Hotel Investors	15,692	200,700
		937,556
INDUSTRIALS 0.6%
Prologis	18,346	982,245

NET LEASE 0.9%
Gaming and Leisure Properties	17,376	581,227

	Number of Shares	Value
Spirit Realty Capital	58,249	$776,459
		1,357,686
OFFICE 2.3%
Alexandria Real Estate Equities	5,376	584,748
Cousins Properties	38,205	398,860
Douglas Emmett	12,629	462,600
Empire State Realty Trust, Class A	37,440	784,368
Hudson Pacific Properties	12,277	403,545
Kilroy Realty Corp.	9,258	642,042
PS Business Parks	3,545	402,606
		3,678,769
RESIDENTIAL 3.9%
APARTMENT 2.9%
American Homes 4 Rent, Class A	24,836	537,451
Apartment Investment & Management Co.	11,191	513,779
AvalonBay Communities	3,834	681,838
Colony Starwood Homes	8,981	257,755
Education Realty Trust	9,984	430,710
Essex Property Trust	3,150	701,505
UDR	43,131	1,552,285
		4,675,323
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties	6,229	480,754
Sun Communities	13,366	1,048,964
		1,529,718
TOTAL RESIDENTIAL		6,205,041

SHOPPING CENTERS 2.5%
COMMUNITY CENTER 1.3%
Agree Realty Corp.	12,227	604,503
Brixmor Property Group	30,344	843,260
Ramco-Gershenson Properties Trust	15,797	296,036
Tanger Factory Outlet Centers	9,243	360,107
		2,103,906
REGIONAL MALL 1.2%
Simon Property Group	9,306	1,926,435
TOTAL SHOPPING CENTERS		4,030,341

	Number of Shares	Value
SPECIALTY 0.9%
DuPont Fabros Technology	25,330	$1,044,862
Equinix	1,071	385,828
		1,430,690
TOTAL REAL ESTATE		20,359,331

WATER 0.3%
American Water Works Co.	6,792	508,313
TOTAL UNITED STATES		45,172,665
TOTAL COMMON STOCK (Identified cost—$81,060,627)		90,417,939

PREFERRED SECURITIES—$25 PAR VALUE 0.9%
NETHERLANDS 0.1%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Aegon NV, 6.375% (USD)	3,500	89,040
Aegon NV, 8.00%, due 2/15/42 (USD)	1,319	35,217
TOTAL NETHERLANDS		124,257

UNITED KINGDOM 0.0%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)	2,738	70,449

UNITED STATES 0.8%
BANKS 0.6%
GMAC Capital Trust I, 6.602%, due 2/15/40, Series 2 (TruPS) (FRN)	1,700	43,197
KeyCorp, 8.625%, Series C	22,898	598,096
Wells Fargo & Co., 8.00%, Series J	8,000	216,080
		857,373
REAL ESTATE—HOTEL 0.2%
Summit Hotel Properties, 9.25%, Series A	13,802	349,604
TOTAL UNITED STATES		1,206,977
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,409,623)		1,401,683

PREFERRED SECURITIES—CAPITAL SECURITIES 3.1%
CAYMAN ISLANDS 0.2%
BANKS—FOREIGN
SMFG Preferred Capital, 9.50%, 144A (USD)(c)	300,000	340,558

	Number of Shares	Value
FRANCE 0.3%
BANKS—FOREIGN
Credit Agricole SA, 8.375%, 144A (USD)(c)	400,000	$453,328

NETHERLANDS 0.7%
BANKS—FOREIGN 0.5%
Rabobank Nederland, 11.00%, 144A (USD)(c)	700,000	850,500

INSURANCE—MULTI-LINE—FOREIGN 0.2%
ING Capital Funding Trust III, 4.438%, Series 9 (FRN) (USD)	292,000	290,540
TOTAL NETHERLANDS		1,141,040

SWITZERLAND 0.4%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% (USD)	600,000	645,150

UNITED KINGDOM 0.6%
BANKS—FOREIGN 0.3%
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)	500,000	516,429

INSURANCE—MULTI-LINE—FOREIGN 0.3%
Aviva PLC, 8.25% (USD)	450,000	476,991
TOTAL UNITED KINGDOM		993,420

UNITED STATES 0.9%
INSURANCE
LIFE/HEALTH INSURANCE 0.4%
Prudential Financial, 8.875%, due 6/15/38	614,000	683,075
MULTI-LINE 0.5%
Hartford Financial Services Group/The, 8.125%, due 6/15/68	700,000	766,500
TOTAL UNITED STATES		1,449,575
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,981,874)		5,023,071

Principal Amount
CORPORATE BONDS 5.3%
CAYMAN ISLANDS 0.2%
INSURANCE
XLIT Ltd., due 12/15/18 (USD)	$288,000	$291,578

	Principal Amount	Value
ITALY 0.3%
COMMUNICATIONS—INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 6.999%, due 6/4/18 (USD)	$400,000	$433,636

UNITED KINGDOM 0.4%
BANKS—FOREIGN
HSBC Holdings PLC, 2.354%, due 1/5/22, (FRN) (USD)	300,000	301,567
Standard Chartered PLC, 2.10%, due 8/19/19, 144A (USD)(c)	300,000	300,088
TOTAL UNITED KINGDOM		601,655

UNITED STATES 4.4%
BANKS 0.7%
Ally Financial, 4.75%, due 9/10/18	350,000	363,125
JPMorgan Chase Bank NA, 1.65%, due 9/23/19	775,000	777,771
TOTAL BANKS		1,140,896

COMMUNICATIONS 0.2%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.1%
Verizon Communications, 1.375%, due 8/15/19	120,000	119,505

TOWERS 0.1%
American Tower Corp., 4.50%, due 1/15/18	200,000	207,498
TOTAL COMMUNICATIONS		327,003

ELECTRIC 0.3%
INTEGRATED ELECTRIC 0.2%
Emera US Finance LP, 2.15%, due 6/15/19, 144A(c)	300,000	303,480
REGULATED ELECTRIC 0.1%
Southern Co./The, 2.15%, due 9/1/19	250,000	253,249
TOTAL ELECTRIC		556,729

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.3%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19	250,000	250,644
General Motors Financial Co, 2.40%, due 5/9/19	200,000	201,254
		451,898

	Principal Amount	Value
INSURANCE—LIFE/HEALTH INSURANCE 0.3%
Metropolitan Life Global Funding I, 1.55%, due 9/13/19, 144A(c)	$500,000	$499,897

REAL ESTATE 2.5%
DIVERSIFIED 1.1%
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(c)	750,000	753,006
Select Income REIT, 2.85%, due 2/1/18	500,000	503,121
WEA Finance LLC, 2.70%, due 9/17/19, 144A(c)	435,000	446,275
		1,702,402
FINANCE 0.7%
iStar Financial, 4.00%, due 11/1/17	330,000	332,062
VEREIT Operating Partnership LP, 3.00%, due 2/6/19	700,000	711,284
		1,043,346
SHOPPING CENTERS 0.6%
DDR Corp., 7.875%, due 9/1/20	150,000	180,306
Kimco Realty Corp., 6.875%, due 10/1/19	250,000	286,511
National Retail Properties, 6.875%, due 10/15/17	200,000	210,587
Realty Income Corp., 6.75%, due 8/15/19	250,000	284,412
		961,816
SHOPPING CENTERS—FREE STANDING 0.1%
Realty Income Corp., 5.375%, due 9/15/17	200,000	207,099
TOTAL REAL ESTATE		3,914,663

UTILITIES—INTEGRATED ELECTRIC 0.1%
Progress Energy, 4.875%, due 12/1/19	200,000	219,223
TOTAL UNITED STATES		7,110,309
TOTAL CORPORATE BONDS (Identified cost—$8,373,906)		8,437,178

	Principal Amount	Value
U.S. TREASURY INFLATION-PROTECTED SECURITIES 1.7%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19	$958,052	$1,029,296
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20	827,633	884,704
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20	695,563	738,890
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,634,109)		2,652,890

	Number of Contracts
PURCHASED OPTION CONTRACTS—UNITED STATES 0.0%
Vaneck Vectors Gold Miners ETF, Call, USD Strike Price 30, expires 11/18/16	300	13,800
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$26,712)		13,800

SHORT-TERM INVESTMENTS 27.0%
MONEY MARKET FUNDS 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(d),(e)	7,700,000	7,700,000

		Principal Amount
U.S. TREASURY BILLS 22.2%
U.S. Treasury Bills, 0.348%, due 11/10/16(d),(f),(g)		$2,600,000	2,598,996
U.S. Treasury Bills, 0.35%, due 10/20/16(d),(f),(g)		8,080,000	8,078,508
U.S. Treasury Bills, 0.475%, due 3/16/17(d),(f)		7,950,000	7,935,332
U.S. Treasury Bills, 0.455%, due 12/1/16(d),(f)		16,630,000	16,625,676
			35,238,512
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$42,927,270)			42,938,512

TOTAL INVESTMENTS (Identified cost—$141,414,121)	94.8%		150,885,073

WRITTEN OPTION CONTRACTS	0.0		(6,600)

OTHER ASSETS IN EXCESS OF LIABILITIES(h)	5.2		8,285,626

NET ASSETS	100.0%		$159,164,099

	Number of Contracts	Value
WRITTEN OPTION CONTRACTS—UNITED STATES 0.0%
Vaneck Vectors Gold Miners ETF, Call, USD Strike Price 32, expires 11/18/16	300	$(6,600)
TOTAL WRITTEN OPTION CONTRACTS (Premiums received—$13,487)		$(6,600)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 23.1% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.5% of the net assets of the Fund, of which 0.0% are illiquid.
(d)	All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.
(e)	Rate quoted represents the annualized seven-day yield of the Fund.
(f)	The rate shown is the effective yield on the date of purchase.
(g)	All or a portion of this security has been pledged as collateral for futures contracts. $5,869,199 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(h)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2016.

Futures contracts outstanding at September 30, 2016 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

	LONG FUTURES OUTSTANDING
52	Aluminum HG LME	$2,169,375	November 14, 2016	$35,608
90	Brent Crude Oil(b)	4,567,500	November 30, 2016	223,690
32	Brent Crude Oil(b)	1,730,240	October 31, 2017	13,242
12	Coffee Robusta	240,480	November 30, 2016	2,130
48	Copper	2,652,600	December 28, 2016	55,638
157	Corn	2,643,488	December 14, 2016	47,611
23	Cotton No. 2	782,920	December 7, 2016	(769)
18	Cotton No. 2	616,860	March 9, 2017	13,018
37	Gasoline RBOB	2,273,657	October 31, 2016	263,709
35	Gold	4,609,850	December 28, 2016	(98,313)
21	KC Wheat	436,275	December 14, 2016	(19,303)
37	Lean Hogs(b)	650,830	December 14, 2016	(88,820)
77	Light Sweet Crude Oil	3,714,480	October 20, 2016	309,736
42	Live Cattle	1,682,100	December 30, 2016	(95,859)
88	Natural Gas	2,557,280	October 27, 2016	64,156
80	Natural Gas	2,614,400	December 28, 2016	(26,597)
68	Nickel LME	4,305,216	November 14, 2016	22,206
32	NY Harbor ULSD	2,067,475	October 31, 2016	174,448
8	NY Harbor ULSD	524,664	December 30, 2016	42,192
25	Silver	2,401,750	December 28, 2016	(90,608)
64	Soybean	3,052,800	November 14, 2016	(154,959)
10	Soybean	476,625	November 14, 2017	1,689
44	Soybean Meal	1,318,240	December 14, 2016	(375,481)
66	Soybean Oil	1,324,224	December 14, 2016	24,485
164	Sugar 11	4,224,640	February 28, 2017	487,470

91	Wheat	$1,829,100	December 14, 2016	$(141,990)
51	Zinc LME	3,028,444	November 14, 2016	121,453

	SHORT FUTURES OUTSTANDING
6	Aluminum HG LME	(250,312)	November 14, 2016	(5,231)
18	Cattle Feeder(b)	(1,108,350)	October 27, 2016	104,163
4	Cattle Feeder(b)	(239,300)	November 17, 2016	9,894
2	Coffee C	(113,662)	December 19, 2016	(4,807)
13	Corn	(244,725)	December 14, 2017	(373)
19	Light Sweet Crude Oil	(998,450)	November 20, 2017	(4,756)
14	Nickel LME	(886,368)	November 14, 2016	(27,049)
19	Nickel LME	(1,205,208)	December 19, 2016	(180,868)
172	SGX Iron Ore 62	(913,148)	November 30, 2016	(4,579)
75	Sugar 11	(1,861,440)	April 28, 2017	(314,703)
31	Wheat	(658,363)	March 14, 2017	45,880
4	Zinc LME	(237,525)	November 14, 2016	(13,937)
10	Zinc LME	(594,813)	December 19, 2016	(112,387)
				$301,029

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2016, there were $931,221 of securities transferred from Level 1 to Level 2 and $239,440 of securities transferred from Level 2 to Level 1, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of  September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Brazil	$586,864	$586,864	$—	$—
Canada	6,501,467	6,501,467	—	—
India	239,440	239,440	—	—
Mexico	448,333	448,333	—	—
Singapore	706,442	68,827	637,615	—
United Kingdom	9,410,298	616,380	8,793,918	—
United States	45,172,665	45,172,665	—	—
Other Countries	27,352,430	—	27,352,430	—
Preferred Securities - $25 Par Value	1,401,683	1,401,683	—	—
Preferred Securities - Capital Securities	5,023,071	—	5,023,071	—
Corporate Bonds	8,437,178	—	8,437,178	—
U.S. Treasury Inflation-Protected Securities	2,652,890	—	2,652,890	—
Purchased Option Contracts	13,800	13,800	—	—
Short-Term Investments	42,938,512	—	42,938,512	—
Total Investments(a)	$150,885,073	$55,049,459	$95,835,614	$—
Futures Contracts	$2,062,418	$2,062,418	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$2,062,418	$2,062,418	$—	$—
Futures Contracts	$(1,761,389)	$(1,761,389)	$—	$—
Written Option Contracts	(6,600)	(6,600)	—	—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(1,767,989)	$(1,767,989)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2016:

Futures contracts	$301,029
Written option contracts	(6,600)
$294,429

The following summarizes the volume of the Fund’s futures contracts activity during the nine months ended September 30, 2016:

Futures Contracts
Average Notional Balance – Long	$46,588,525
Average Notional Balance – Short	(10,614,041)
Ending Notional Balance – Long	58,495,513
Ending Notional Balance – Short	(9,311,664)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts.  While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The Fund had transactions in written options during the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2015	—	$—
Option contracts written	300	13,487
Written option contracts outstanding at September 30, 2016	300	$13,487

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$141,414,121
Gross unrealized appreciation	$10,457,546
Gross unrealized depreciation	(986,594)
Net unrealized appreciation	$9,470,952

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 23, 2016